Gain On Troubled Debt Restructuring - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended							12 Months Ended			1 Months Ended
	Dec. 17, 2014	Jun. 30, 2013	May 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2010	Jun. 30, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Cash settlement to creditors	$ 1,000
Common Stock
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Issuance of new shares		25,000,000	312,598	12,000,000	5,000,000	25,307,497	1,500,000	750,000	40,729,844	42,312,598	25,307,497
Common Stock | Senior Notes
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Issuance of new shares	18,321,416											18,321,416
Fair value of shares issued	3,664
Common Stock | Series A Redeemable Convertible Preferred Stock
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Issuance of new shares	21,651,808											21,651,808
Fair value of shares issued	4,330
Common Stock | Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Issuance of new shares	756,620											756,620
Fair value of shares issued	$ 151